FORM 13F COVER PAGE

Report for the Calendar Quarter ended: September 30,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter M. Donovan
Title:    Authorized Representative
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/Peter M. Donovan
 -------------------------
    Peter M. Donovan     Milford, Connecticut      October 27,2011


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                Wright Private Asset Management
                                                             FORM 13F
                                                             30-Sep-11

                                                      Form 13F Information Table                            Voting Authority
                                  Title               --------------------------                      ---------------------------
                                   of                    Value       Shares/   Sh/ Put/ Invstmt  Other
Name Of Issuer                    Class       CUSIP     (x$1000)     Prn Amt   Prn Call Dscretn  Mgrs     Sole  Shared    None
-------------------------         -----     --------- ----------    --------  ---- ---- -------  -----   ------ -------  ------

COMMON STOCK
------------
AT&T Inc                           COM      00206r102        629      22,043   SH         SOLE          20,679     0       1,364
American Express Co.               COM      025816109        266       5,935   SH         SOLE           5,775     0         160
Apple Computer  Inc                COM      037833100        464       1,216   SH         SOLE           1,185     0          31
Bank Of America Corp               COM      060505104         66      10,715   SH         SOLE          10,435     0         280
Caterpillar Inc                    COM      149123101        233       3,150   SH         SOLE           3,040     0         110
Chevron Corp                       COM      166764100        718       7,754   SH         SOLE           7,265     0         489
Cisco System Inc                   COM      17275r102        227      14,667   SH         SOLE          14,278     0         389
Coach Inc                          COM      189754104        239       4,619   SH         SOLE           4,500     0         119
Coca Cola Co.                      COM      191216100        304       4,506   SH         SOLE           4,410     0          96
Costco Wholesale Corp              COM      22160k105        273       3,325   SH         SOLE           3,215     0         110
Exelon Corp                        COM      30161n101        207       4,862   SH         SOLE           4,620     0         242
Exxon Mobil Corp                   COM      30231g102        421       5,794   SH         SOLE           5,653     0         141
General Electric Co.               COM      369604103        267      17,551   SH         SOLE          16,410     0       1,141
Honeywell Intl Inc                 COM      438516106        265       6,044   SH         SOLE           5,555     0         489
I B M                              COM      459200101        637       3,645   SH         SOLE           3,485     0         160
Intel Corp                         COM      458140100        322      15,099   SH         SOLE          14,715     0         384
JP Morgan Chase & Co.              COM      46625h100        246       8,170   SH         SOLE           7,945     0         225
Johnson & Johnson                  COM      478160104        371       5,826   SH         SOLE           5,680     0         146
Mastercard Inc-Cl A                COM      57636Q104        225         710   SH         SOLE             690     0          20
McDonalds Corp                     COM      580135101        505       5,750   SH         SOLE           5,600     0         150
Microsoft Corp                     COM      594918104        387      15,556   SH         SOLE          15,175     0         381
Nicor Inc                          COM      654086107        231       4,200   SH         SOLE           3,590     0         610
Pepsico Inc                        COM      713448108        209       3,375   SH         SOLE           3,280     0          95
Pfizer Inc                         COM      717081103        402      22,740   SH         SOLE          21,205     0       1,535
Procter & Gamble                   COM      742718109        240       3,805   SH         SOLE           3,720     0          85
Schlumberger Ltd                   COM      806857108        240       4,026   SH         SOLE           3,915     0         111
Target Corp                        COM      87612e106        244       4,980   SH         SOLE           4,850     0         130
US Bancorp                         COM      902973304        213       9,040   SH         SOLE           8,795     0         245
United Technologies                COM      913017109        268       3,810   SH         SOLE           3,710     0         100
Walmart Stores                     COM      931142103        218       4,199   SH         SOLE           4,099     0         100
Wellpoint Inc                      COM      94973v107        243       3,725   SH         SOLE           3,625     0         100
Wells Fargo Company                COM      949746101        221       9,181   SH         SOLE           8,921     0         260
                                                          -------
Total Common Stock                                        10,001


ADRS
----
Mizuho Fianancial Group-ADR                 60687y109         33      11,635   SH         SOLE          11,635     0
                                                          -------
                                                              33


GRAND TOTAL                                               10,034
                                                       ===========



                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   34
Form 13F Information Table Value Total:              $10,034


List of Other Included Managers:            NONE